UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
Address:   405 Lexington Ave
           New York, NY 10174

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish               New York, NY 10174                11/06/2008
---------------------               ------------------                ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           86
                                         -----------
Form 13F Information Table Value Total:     $239,213
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
ABAXIS INC.                    Common           002567105      640   32500          SOLE              14500      0  18000
AFLAC INC.                     Common           001055102     7620  129705          SOLE              95760      0  33945
AMBAC FINANCIAL GROUP INC      Common           002339108      581  249710          SOLE             185830      0  63880
AMERICAN EXPRESS               Common           025816109      737   20818          SOLE              15810      0   5008
AMYLIN PHARMACEUTICALS         Common           032346108     3363  166330          SOLE             121160      0  45170
APOLLO GROUP INC CL A          Common           037604105     1529   25800          SOLE              17340      0   8460
ARCH COAL INC.                 Common           039380100     4698  142865          SOLE             111115      0  31750
ASSURED GUARANTY LTD           Common           G0585R106      585   36000          SOLE              30100      0   5900
AT & T INC                     Common           00206R102     3733  133723          SOLE             108936      0  24787
AUTOMATIC DATA PROC. INC       Common           053015103     2309   54025          SOLE              47375      0   6650
BALDOR ELECTRIC                Common           057741100     1309   45460          SOLE              35480      0   9980
BARRICK GOLD CORP              Common           067901108     6733  183265          SOLE             137425      0  45840
BED BATH & BEYOND INC.         Common           075896100     1330   42350          SOLE              33010      0   9340
BP PLC ADR                     Common           055622104     5847  116562          SOLE              86369      0  30193
BP PLC ADR                     Common           055622104       45     900          OTHER                 0      0    900
CATERPILLAR INC                Common           149123101     4232   71010          SOLE              56695      0  14315
CEPHALON INC                   Common           156708109     1040   13424          SOLE              11664      0   1760
CHEVRON CORP                   Common           166764100      486    5899          SOLE               2806      0   3093
COCA COLA                      Common           191216100     7287  137807          SOLE             103377      0  34430
COLGATE-PALMOLIVE              Common           194162103     8690  115329          SOLE              84944      0  30385
COLGATE-PALMOLIVE              Common           194162103       60     800          OTHER                 0      0    800
COMPUTER SCIENCES CORP         Common           205363104     5193  129215          SOLE              98865      0  30350
COMPUTER SCIENCES CORP         Common           205363104       40    1000          OTHER                 0      0   1000
CONAGRA FOOD INC               Common           205887102      814   41850          SOLE              22700      0  19150
CONOCOPHILLIPS                 Common           20825C104     7261   99128          SOLE              72915      0  26213
DEVON ENERGY CORP              Common           25179M103     5017   55021          SOLE              43903      0  11118
DOMINION RESOURCES INC         Common           25746U109      978   22866          SOLE              16366      0   6500
EMERSON ELECTRIC CO            Common           291011104     7302  179016          SOLE             131850      0  47166
EMERSON ELECTRIC CO            Common           291011104       57    1400          OTHER                 0      0   1400
EXXON MOBIL CORPORATION        Common           30231G102     4308   55484          SOLE              32528      0  22956
FEDEX CORPORATION              Common           31428X106      893   11304          SOLE               8004      0   3300
FISERV INC                     Common           337738108     5485  115915          SOLE              86005      0  29910
FISERV INC                     Common           337738108       37     800          OTHER                 0      0    800
GENERAL ELECTRIC CO            Common           369604103      373   14634          SOLE               4563      0  10071
GENZYME CORP                   Common           372917104      486    6020          SOLE               5950      0     70
GERON CORP                     Common           374163103       51   13000          SOLE              13000      0      0
GRANITE CONSTRUCTION INC.      Common           387328107     5318  148490          SOLE             120130      0  28360
HEWLETT-PACKARD CO             Common           428236103      227    4930          SOLE               4930      0      0
HOME DEPOT INC                 Common           437076102     2310   89259          SOLE              68757      0  20502
HONDA MOTOR CO LTD ADR         Common           438128308     3115  103465          SOLE              77700      0  25765
ILLINOIS TOOL WORKS INC        Common           452308109     7965  179195          SOLE             135125      0  44070
ILLINOIS TOOL WORKS INC        Common           452308109       53    1200          OTHER                 0      0   1200
INTL BUSINESS MACHINES         Common           459200101      661    5660          SOLE               5060      0    600
INTUITIVE SURGICAL INC.        Common           46120E602      240    1000          SOLE               1000      0      0
ISHARES COMEX GOLD TR          Common           464285105      213    2500          SOLE               2500      0      0
JOHNSON & JOHNSON INC          Common           478160104     3074   44380          SOLE              25880      0  18500
LILLY ELI & CO                 Common           532457108     6491  147425          SOLE             112790      0  34635
LINCOLN NATIONAL CORP          Common           534187109     6994  163373          SOLE             116358      0  47015
LINCOLN NATIONAL CORP          Common           534187109       42    1000          OTHER                 0      0   1000
LOUISIANA-PACIFIC CORP         Common           546347105     1462  157290          SOLE             107050      0  50240
LOWE'S COS INC.                Common           548661107     2659  112265          SOLE              82925      0  29340
MBIA INC                       Common           55262C100     2306  193830          SOLE             141360      0  52470
MCDONALDS CORP"                Common           580135101    10736  174013          SOLE             124950      0  49063
MEDTRONIC INC                  Common           585055106     1144   22848          SOLE              22158      0    690
MOLEX INC                      Common           608554101     6470  288199          SOLE             214485      0  73714
MOTOROLA INC                   Common           620076109      569   79775          SOLE              63650      0  16125
NEWMONT MINING CORP            Common           651639106     3137   80950          SOLE              64700      0  16250
NVIDIA CORP                    Common           67066G104      258   24150          SOLE               1400      0  22750
ORACLE CORP                    Common           68389X105     6924  340930          SOLE             261770      0  79160
ORACLE CORP                    Common           68389X105       40    2000          OTHER                 0      0   2000
PATRIOT COAL CORP              Common           70336T104      295   10166          SOLE               7946      0   2220
PEABODY ENERGY CORP            Common           704549104     2094   46535          SOLE              38085      0   8450
PEPSICO INC                    Common           713448108    10372  145532          SOLE             107013      0  38519
PEPSICO INC                    Common           713448108       71  145532          OTHER                 0      0 145532
PROCTER & GAMBLE CO            Common           742718109     6863   98484          SOLE              75455      0  23029
PRUDENTIAL FINANCIAL INC.      Common           744320102     3032   42120          SOLE              29020      0  13100
RIO TINTO PLC ADR              Common           767204100     1107    4440          SOLE               3440      0   1000
S.Y. BANCORP INC               Common           785060104      315   10290          SOLE              10290      0      0
SAP AG-SPONSORED ADR           Common           803054204     7796  145925          SOLE             107745      0  38180
SAP AG-SPONSORED ADR           Common           803054204       53    1000          OTHER                 0      0   1000
SIGMA ALDRICH CORP             Common           826552101      262    5000          SOLE               5000      0      0
SONOCO PRODUCTS CO             Common           835495102      610   20586          SOLE                  0      0  20586
T. ROWE PRICE GROUP INC        Common           74144T108      214    4000          SOLE               4000      0      0
TARGET CORP                    Common           87612E106      283    5775          SOLE               5775      0      0
TEXAS INSTRUMENTS              Common           882508104      745   34690          SOLE              27610      0   7080
TOYOTA MOTOR CORP ADR          Common           892331307     3106   36210          SOLE              27220      0   8990
U.S. BANCORP                   Common           902973304     1178   32720          SOLE              15960      0  16760
UNISYS CORP                    Common           909214108      778  283150          SOLE             226450      0  56700
URS CORP                       Common           903236107     6285  171395          SOLE             118575      0  52820
VALLEY NATIONAL BANCORP        Common           919794107      288   13760          SOLE                  0      0  13760
VEOLIA ENVIRONMENTAL-ADR       Common           92334N103     3697   89570          SOLE              61930      0  27640
VERIZON COMMUNICATIONS         Common           92343V104     3922  122229          SOLE              97337      0  24892
VULCAN MATERIALS CO            Common           929160109     7594  101945          SOLE              70025      0  31920
WALT DISNEY CO                 Common           254687106      303    9900          SOLE               7200      0   2700
WELLS FARGO & CO               Common           949746101      217    5800          SOLE               5800      0      0
WYETH                          Common           983024100     4134  111930          SOLE              87130      0  24800
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